Income Taxes - Income Tax Expense (Benefit) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current
Foreign	$ 748,000	$ 344,000	$ 0
Deferred
Foreign	0	0
Total	$ 748,000	$ 344,000	$ 0